Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt

	December 31,
	2012	2011

Carrying amount	$1,588,992	$1,475,886
Estimated fair value	1,702,997	1,549,343